CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of profit or loss and other comprehensive income [abstract]
Revenues from ordinary activities (Notes 2)	$ 201,174	$ 132,396	$ 142,657
Other income (Notes 2)	3,125,775	3,022,673	4,753,697
Intellectual property expenses	(224,580)	(241,892)	(241,954)
General and administration expenses (Notes 3)	(4,341,058)	(3,968,630)	(3,610,551)
Research and development expenses (Notes 3)	(6,698,016)	(5,700,339)	(9,585,371)
Other operating expenses	(58,172)	(126,071)	(45,276)
Other gains/(losses) (Notes 3)	(270,860)	(660,213)	857,247
Loss before income tax expense	(8,265,737)	(7,542,076)	(7,729,551)
Income tax expense (Notes 4)	0	0	0
Loss for the year	(8,265,737)	(7,542,076)	(7,729,551)
Other comprehensive loss	0	0	0
Total comprehensive loss for the year (Notes 13(a))	$ (8,265,737)	$ (7,542,076)	$ (7,729,551)
Loss per share (basic and diluted - cents per share) (Notes 17)	$ (1.55)	$ (1.41)	$ (1.45)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (In shares)	533,891,470	533,891,470	533,891,470